Parent Company Financial Information (Statements of Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Dividend income:
Other income/(loss)	$ 44,885	$ 64,231	$ 60,730
Interest expense:
Short-term debt	16,000	4,736	3,172
Interest on term borrowings	36,037	29,103	38,387
Total interest expense	147,616	88,825	82,685
Compensation, employee benefits and other expense	589,411	562,948	511,633
Income/(loss) before income taxes	308,872	345,321	108,254
Tax expense/(benefit)	131,892	106,810	10,941
Equity in undistributed net income/(loss) of subsidiaries:
Net income/(loss) attributable to controlling interest	165,515	227,046	85,879
Parent Company
Dividend income:
Bank	250,000	250,000	325,000
Non-bank	1,097	1,361	1,150
Total dividend income	251,097	251,361	326,150
Interest income	0	0	0
Other income/(loss)	190	(207)	5,884
Total income	251,287	251,154	332,034
Interest expense:
Short-term debt	0	0	6
Interest on term borrowings	17,936	14,238	23,579
Total interest expense	17,936	14,238	23,585
Compensation, employee benefits and other expense	43,783	38,926	36,388
Total expense	61,719	53,164	59,973
Income/(loss) before income taxes	189,568	197,990	272,061
Tax expense/(benefit)	512	(22,981)	(21,757)
Income/(loss) before equity in undistributed net income of subsidiaries	189,056	220,971	293,818
Equity in undistributed net income/(loss) of subsidiaries:
Bank	(24,255)	9,508	(207,831)
Non-bank	714	(3,433)	(108)
Net income/(loss) attributable to controlling interest	$ 165,515	$ 227,046	$ 85,879